BBH INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (18.4%)
$2,586,851	ABPCI Direct Lending Fund ABS I, Ltd. 2020-1A1	12/20/30	3.199%	$2,351,051
2,270,000	ABPCI Direct Lending Fund ABS II LLC 2022-2A1	03/01/32	4.987	1,993,845
2,630,000	Adams Outdoor Advertising LP 2023-1[1]	07/15/53	6.970	2,606,377
1,480,000	Ares PBN Finance Co. LLC[1,2]	10/15/36	6.000	1,399,340
5,200,000	Avis Budget Rental Car Funding AESOP LLC 2023-4A1	06/20/29	5.490	5,117,142
2,059,046	BHG Securitization Trust 2022-A1	02/20/35	1.710	1,982,262
4,165,000	BHG Securitization Trust 2023-A1	04/17/36	6.350	4,101,148
367,988	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	344,073
1,430,000	CARS-DB4 LP 2020-1A1	02/15/50	4.170	1,334,261
1,025,375	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	2.280	919,273
2,374,427	CF Hippolyta Issuer LLC 2022-1A1	08/15/62	5.970	2,328,785
1,003,338	Credit Acceptance Auto Loan Trust 2020-2A1	09/17/29	1.930	999,861
2,330,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	2,341,157
3,070,000	DataBank Issuer 2023-1A1	02/25/53	5.116	2,823,287
2,850,000	DigitalBridge Issuer LLC 2021-1A1	09/25/51	3.933	2,605,769
864,320	Elm Trust 2020-3A1	08/20/29	2.954	804,646
2,270,323	Elm Trust 2020-4A1	10/20/29	2.286	2,091,277
4,460,000	Flexential Issuer 2021-1A1	11/27/51	3.250	3,904,386
622,801	FNA LLC 2019-1[1,2]	12/10/31	3.000	541,837
1,509,852	FREED ABS Trust 2022-2CP1	05/18/29	4.490	1,493,199
1,247,517	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	1,111,749
1,175,191	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	1,049,127
4,270,000	Golub Capital Partners ABS Funding, Ltd. 2021-1A1	04/20/29	2.773	3,943,738
2,980,000	HPEFS Equipment Trust 2023-1A1	04/20/28	5.730	2,946,295
2,540,000	Lendmark Funding Trust 2023-1A1	05/20/33	5.590	2,501,691
472,052	LIAS Administration Fee Issuer LLC 2018-1A	07/25/48	5.956	459,642
79,502	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	79,040
1,070,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	1,031,551
1,840,000	MCF CLO 10, Ltd. 2023-1A (3-Month CME Term SOFR + 4.200%)[1,3]	04/15/35	9.032	1,830,962
1,260,000	Monroe Capital ABS Funding, Ltd. 2021-1A1	04/22/31	2.815	1,185,597
1,870,000	Monroe Capital ABS Funding II, Ltd. 2023-1A1	04/22/33	6.650	1,869,845
1,790,000	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	5.150	1,529,916
2,700,000	Neuberger Berman Loan Advisers CLO 40, Ltd. 2021-40A (3-Month CME Term SOFR + 1.322%)[1,3]	04/16/33	6.630	2,689,170
2,520,000	New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1[1]	08/15/53	1.426	2,513,017
219,518	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate - 0.550%)[1,3]	02/25/44	7.700	216,768
104,130	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate + 0.750%)[1,3]	02/25/44	9.000	103,244

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$3,719,646	Newtek Small Business Loan Trust 2023-1 (U.S. Prime Rate - 0.500%)[1,3]	07/25/50	7.750%	$3,695,886
3,550,000	NextGear Floorplan Master Owner Trust 2022-1A1	03/15/27	2.800	3,377,815
5,440,000	NextGear Floorplan Master Owner Trust 2023-1A1	03/15/28	5.740	5,464,151
1,660,000	NFAS2 LLC 2022-1[1]	09/15/28	6.860	1,628,544
3,960,000	Niagara Park CLO, Ltd. 2019-1A (3-Month CME Term SOFR + 1.262%)[1,3]	07/17/32	6.570	3,928,320
2,180,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590	2,078,052
194,757	OneMain Financial Issuance Trust 2020-1A1	05/14/32	3.840	194,106
2,930,000	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	2,805,794
5,630,000	Oportun Issuance Trust 2021-C1	10/08/31	2.180	5,094,152
205,310	Oxford Finance Funding LLC 2019-1A1	02/15/27	4.459	204,200
982,272	Oxford Finance Funding LLC 2020-1A1	02/15/28	3.101	943,043
2,320,000	PennantPark CLO VII LLC 2023-7A (3-Month CME Term SOFR + 4.050%)[1,3]	07/20/35	9.396	2,320,000
417,224	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate - 0.500%)[1,3]	12/27/44	7.750	400,569
5,150,000	Regional Management Issuance Trust 2022-1[1]	03/15/32	3.070	4,794,369
2,060,000	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	1,987,209
2,130,000	Sabey Data Center Issuer LLC 2020-1[1]	04/20/45	3.812	2,014,414
1,795,000	Sabey Data Center Issuer LLC 2023-1[1]	04/20/48	6.250	1,757,286
379,063	Santander Drive Auto Receivables Trust 2020-1	12/15/25	4.110	377,274
1,940,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	1,847,611
2,310,000	Southwick Park CLO LLC 2019-4A (3-Month CME Term SOFR + 1.322%)[1,3]	07/20/32	6.648	2,297,427
829,737	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	818,494
1,150,000	Stack Infrastructure Issuer LLC 2023-1A1	03/25/48	5.900	1,111,789
263,426	SWC Funding LLC 2018-1A1	08/15/33	4.750	258,188
1,297,234	Textainer Marine Containers VII, Ltd. 2020-1A1	08/21/45	2.730	1,179,868
4,495,506	Thrust Engine Leasing DAC 2021-1A1	07/15/40	4.163	3,798,747
2,620,000	TierPoint Issuer LLC 2023-1A1	06/25/53	6.000	2,512,428
3,350,000	Vantage Data Centers Issuer LLC 2023-1A1	03/16/48	6.316	3,262,055
5,295,243	VC 3 LS LP 2021-B1,2	10/15/41	4.750	4,324,625
1,799,289	VCP RRL ABS I, Ltd. 2021-1A1	10/20/31	2.152	1,634,537
4,830,000	Westlake Automobile Receivables Trust 2023-2A1	03/15/28	6.290	4,823,294
	Total Asset Backed Securities (Cost $145,098,659)			138,078,575

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (6.6%)
$1,390,000	BPR Trust 2022-OANA (1-Month CME Term SOFR + 2.697%)[1,3]	04/15/37	7.919%	$1,336,143
4,740,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 3.889%)[1,3]	06/15/27	9.110	4,725,159
1,678,608	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.014%)[1,3]	02/15/38	6.236	1,613,562
1,250,000	BXMT, Ltd. 2020-FL3 (1-Month CME Term SOFR + 2.664%)[1,3]	11/15/37	7.886	1,089,164
146,085	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 4.114%)[1,2,3]	11/15/31	9.336	108,132
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 4.114%)[1,3]	11/15/31	9.336	723,359
1,375,473	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 4.864%)[1,2,3]	11/15/31	10.086	757,473
890,000	Citigroup Commercial Mortgage Trust 2019-SMRT[1]	01/10/36	4.149	885,525
2,870,000	Citigroup Commercial Mortgage Trust 2023-PRM3[1,3,4]	07/10/28	6.360	2,851,442
4,590,000	Commercial Mortgage Pass Through Certificate[1]	07/12/28	7.121	4,661,696
3,540,000	CSMC 2018-SITE[1,3,4]	04/15/36	4.782	3,390,638
1,339,274	DFVI 2021-1A1,2	12/15/29	2.982	1,250,882
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,3,4]	08/05/34	5.629	757,075
3,150,000	Intown Mortgage Trust 2022-STAY (1-Month CME Term SOFR + 4.134%)[1,3]	08/15/39	9.356	3,136,194
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,3,4]	11/15/47	3.882	160,057
2,413,600	Morgan Stanley Capital I Trust 2019-BPR (1-Month CME Term SOFR + 1.992%)[1,3]	05/15/36	7.214	2,300,838
5,860,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.896%)[1,3]	03/15/39	7.117	5,760,987
1,070,556	NADG NNN Operating LP 2019-1[1]	12/28/49	3.368	1,000,964
3,534,544	Ready Capital Mortgage Financing LLC 2021-FL7 (1-Month CME Term SOFR + 1.314%)[1,3]	11/25/36	6.612	3,483,823
2,700,000	SCOTT Trust 2023-SFS[1]	03/15/40	5.910	2,661,988
2,270,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 2.650%)[1,3]	02/15/39	7.872	2,114,208
1,310,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 3.500%)[1,3]	02/15/39	8.722	1,208,095
890,000	STWD, Ltd. 2019-FL1 (1-Month CME Term SOFR + 1.714%)[1,3]	07/15/38	6.936	856,625
9,507	UBS-BAMLL Trust 2012-WRM[1]	06/10/30	3.663	8,835
2,915,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL (1- Month CME Term SOFR + 1.454%)[1,3]	02/15/37	6.676	2,860,256
	Total Commercial Mortgage Backed Securities (Cost $51,818,331)			49,703,120

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (49.7%)
	AEROSPACE/DEFENSE (0.6%)
$2,220,000	BAE Systems, Plc.[1]	04/15/30	3.400%	$2,003,434
2,700,000	Boeing Co.	02/01/28	3.250	2,484,685
				4,488,119
	AGRICULTURE (0.7%)
3,590,000	Archer-Daniels-Midland Co.	08/15/33	4.500	3,515,615
1,890,000	Cargill, Inc.[1]	10/11/32	5.125	1,908,731
				5,424,346
	BANKS (10.2%)
2,790,000	ASB Bank, Ltd. (5-Year CMT Index + 2.250%)[1,3]	06/17/32	5.284	2,694,262
1,635,000	Bank Leumi Le-Israel BM1	07/27/27	5.125	1,617,015
5,910,000	Bank of America Corp. (5-Year CMT Index + 2.760%)[3,5]		4.375	5,180,100
3,035,000	Bank of New Zealand[1]	02/07/28	4.846	2,970,410
3,095,000	Bank of Nova Scotia	03/11/27	2.951	2,867,711
2,665,000	Comerica Bank	07/27/25	4.000	2,502,763
2,920,000	Comerica Bank (SOFR + 2.610%)[3]	08/25/33	5.332	2,538,431
2,710,000	DNB Bank ASA (SOFR + 1.950%)[1,3]	10/09/26	5.896	2,713,020
6,240,000	Fifth Third Bancorp (SOFR + 2.192%)[3]	10/27/28	6.361	6,336,009
165,000	Fifth Third Bancorp (SOFR + 2.127%)[3]	07/28/30	4.772	155,253
2,140,000	HSBC Holdings, Plc (SOFR + 3.350%)[3]	11/03/28	7.390	2,260,259
1,735,000	HSBC Holdings, Plc	03/31/30	4.950	1,698,630
1,140,000	HSBC Holdings, Plc (SOFR + 2.387%)[3]	06/04/31	2.848	952,733
3,285,000	HSBC Holdings, Plc (SOFR + 2.390%)[3]	03/09/34	6.254	3,385,592
6,256,000	Huntington Bancshares, Inc. (SOFR + 1.970%)[3]	08/04/28	4.443	5,924,151
2,160,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.700%)[3]	03/06/29	5.871	2,155,105
2,025,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 3.750%)[3]	11/15/33	7.953	2,207,998
2,000,000	Morgan Stanley (SOFR + 1.610%)[3]	04/20/28	4.210	1,921,431
2,055,000	Morgan Stanley (SOFR + 2.560%)[3]	10/18/33	6.342	2,185,032
2,810,000	National Australia Bank, Ltd.[1]	01/12/33	6.429	2,861,335
2,445,000	NatWest Group, Plc (1-Year CMT Index + 2.850%)[3]	11/10/26	7.472	2,521,584
1,780,000	NatWest Group, Plc (1-Year CMT Index + 2.100%)[3]	03/02/34	6.016	1,796,877
2,360,000	Santander Holdings USA, Inc. (SOFR + 2.356%)[3]	03/09/29	6.499	2,370,308
1,525,000	UBS Group AG (1-Year CMT Index + 1.750%)[1,3]	05/12/28	4.751	1,461,505
4,025,000	UBS Group AG (1-Year CMT Index + 2.200%)[1,3]	01/12/34	5.959	4,081,838
6,100,000	US Bancorp (5-Year CMT Index + 2.541%)[3,5]		3.700	4,742,750
1,245,000	Wells Fargo & Co. (SOFR + 2.000%)[3]	04/30/26	2.188	1,170,789
1,165,000	Wells Fargo & Co. (SOFR + 2.100%)[3]	06/02/28	2.393	1,042,118
3,020,000	Wells Fargo & Co. (SOFR + 1.500%)[3]	03/02/33	3.350	2,585,467
				76,900,476
	BEVERAGES (0.4%)
2,875,000	Brown-Forman Corp.	04/15/33	4.750	2,879,660

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	COMPUTERS (0.4%)
$3,250,000	Dell International LLC / EMC Corp.	02/01/33	5.750%	$3,304,707

	DIVERSIFIED FINANCIAL SERVICES (3.4%)
1,265,000	American Express Co.	03/04/27	2.550	1,155,223
1,250,000	American Express Co. (SOFR + 2.255%)[3]	05/26/33	4.989	1,197,432
2,685,000	Avolon Holdings Funding, Ltd.[1]	07/01/24	3.950	2,612,195
925,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	901,448
3,055,000	Bread Financial Holdings, Inc.[1]	12/15/24	4.750	2,970,451
2,338,000	Brightsphere Investment Group, Inc.	07/27/26	4.800	2,240,342
2,345,000	Capital One Financial Corp.	05/11/27	3.650	2,187,622
2,485,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	2,218,897
2,550,000	GCM Grosvenor Diversified Alternatives Issuer LLC[1,2]	11/15/41	6.000	2,058,105
2,050,000	Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc.[1]	02/01/27	6.375	1,914,282
4,620,000	Sculptor Alternative Solutions LLC[1,2]	05/15/37	6.000	3,839,220
2,655,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	2,412,662
				25,707,879
	ELECTRIC (3.6%)
1,840,000	Alabama Power Co.	03/15/32	3.050	1,601,970
945,000	Avista Corp.	04/01/52	4.000	742,500
2,100,000	Duke Energy Florida LLC	11/15/52	5.950	2,264,935
1,880,000	Duke Energy Ohio, Inc.	04/01/53	5.650	1,931,773
1,950,000	Duke Energy Progress LLC	03/15/53	5.350	1,952,228
5,065,000	Edison International (5-Year CMT Index + 4.698%)[3,5]		5.375	4,495,081
3,375,000	Florida Power & Light Co.	05/15/33	4.800	3,345,093
2,095,000	Narragansett Electric Co.[1]	04/09/30	3.395	1,869,480
2,120,000	Nevada Power Co.	05/01/53	5.900	2,172,623
3,500,000	Oncor Electric Delivery Co. LLC[1]	05/15/28	4.300	3,419,949
3,030,000	Public Service Electric & Gas Co.	03/15/33	4.650	2,965,021
				26,760,653
	FOOD (0.6%)
4,355,000	Nestle Holdings, Inc.[1]	03/14/30	4.950	4,404,921

	HEALTHCARE-PRODUCTS (0.4%)
3,035,000	Medtronic Global Holdings SCA	03/30/33	4.500	2,961,281

	HEALTHCARE-SERVICES (0.7%)
2,545,000	PeaceHealth Obligated Group	11/15/50	3.218	1,692,578
3,260,000	Providence St Joseph Health Obligated Group	10/01/33	5.403	3,238,842
490,000	Sutter Health	08/15/30	2.294	405,660
				5,337,080

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INSURANCE (10.8%)
$4,175,000	Aegon NV (6-Month USD-LIBOR + 3.540%)[3]	04/11/48	5.500%	$3,981,489
2,880,000	Ascot Group, Ltd.[1]	12/15/30	4.250	2,208,830
2,035,000	Athene Global Funding[1]	06/29/25	2.550	1,900,353
2,790,000	Athene Holding, Ltd.	02/01/33	6.650	2,844,241
5,715,000	AXIS Specialty Finance LLC (5-Year CMT Index + 3.186%)[3]	01/15/40	4.900	4,578,589
2,920,000	Corebridge Financial, Inc. (5-Year CMT Index + 3.846%)[3]	12/15/52	6.875	2,849,514
4,210,000	Doctors Co. An Interinsurance Exchange[1]	01/18/32	4.500	3,309,636
1,600,000	Enstar Finance LLC (5-Year CMT Index + 5.468%)[3]	09/01/40	5.750	1,396,314
4,100,000	Enstar Finance LLC (5-Year CMT Index + 4.006%)[3]	01/15/42	5.500	3,182,751
5,540,000	F&G Annuities & Life, Inc.[1]	01/13/28	7.400	5,561,646
2,195,000	Fairfax Financial Holdings, Ltd.	04/29/30	4.625	2,039,572
4,765,000	Fidelis Insurance Holdings, Ltd. (5-Year CMT Index + 6.323%)[1,3]	04/01/41	6.625	4,526,750
3,128,000	First American Financial Corp.	08/15/31	2.400	2,379,895
3,485,000	Global Atlantic Finance Co.[1]	06/15/33	7.950	3,491,793
1,690,000	Metropolitan Life Global Funding I1	03/21/29	3.300	1,533,741
2,280,000	Metropolitan Life Global Funding I1	03/28/33	5.150	2,262,677
1,580,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (5-Year CMT Index + 3.982%)[1,3]	05/23/42	5.875	1,578,025
3,708,000	PartnerRe Finance B LLC (5-Year CMT Index + 3.815%)[3]	10/01/50	4.500	3,108,172
5,720,000	RenaissanceRe Holdings, Ltd.	06/05/33	5.750	5,642,379
2,995,000	SiriusPoint, Ltd.[1]	11/01/26	4.600	2,500,825
3,125,000	Stewart Information Services Corp.	11/15/31	3.600	2,381,470
4,830,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%)[1,3]	04/02/49	5.000	4,618,687
2,520,000	Teachers Insurance & Annuity Association of America[1]	05/15/50	3.300	1,739,412
3,655,000	United Insurance Holdings Corp.	12/15/27	7.250	2,704,700
6,280,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	5,536,698
3,515,000	Willis North America, Inc.	05/15/33	5.350	3,423,798
				81,281,957
	INVESTMENT COMPANIES (6.1%)
1,445,000	Blue Owl Capital Corp. II1	11/26/24	4.625	1,381,960
2,560,000	Blue Owl Technology Finance Corp.[1]	06/30/25	6.750	2,454,713
2,490,000	Capital Southwest Corp.	01/31/26	4.500	2,321,278
1,635,000	CION Investment Corp.	02/11/26	4.500	1,507,309
5,725,000	Fairfax India Holdings Corp.[1]	02/26/28	5.000	4,651,563
2,930,000	Franklin BSP Lending Corp.[1]	12/15/24	4.850	2,793,317
1,370,000	FS KKR Capital Corp.	02/01/25	4.125	1,311,954
3,450,000	FS KKR Capital Corp.[1]	02/14/25	4.250	3,263,116
2,330,000	Gladstone Capital Corp.	01/31/26	5.125	2,178,550

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INVESTMENT COMPANIES (continued)
$2,580,000	Golub Capital BDC, Inc.	04/15/24	3.375%	$2,515,642
1,965,000	Main Street Capital Corp.	05/01/24	5.200	1,942,034
2,960,000	MidCap Financial Investment Corp.	07/16/26	4.500	2,643,490
3,185,000	Morgan Stanley Direct Lending Fund	02/11/27	4.500	2,997,100
2,095,000	OFS Capital Corp.	02/10/26	4.750	1,792,030
2,535,000	PennantPark Floating Rate Capital, Ltd.	04/01/26	4.250	2,308,553
3,025,000	Saratoga Investment Corp.	02/28/26	4.375	2,788,329
3,050,000	Silver Point Specialty Credit Fund, L.P.[1,2]	11/04/26	4.000	2,606,409
1,775,000	Stellus Capital Investment Corp.	03/30/26	4.875	1,586,127
3,165,000	Trinity Capital, Inc.	12/15/26	4.250	2,708,188
				45,751,662
	MACHINERY-DIVERSIFIED (0.3%)
2,275,000	CNH Industrial Capital LLC	04/10/28	4.550	2,207,958

	MEDIA (0.4%)
2,850,000	CCO Holdings LLC / CCO Holdings Capital Corp.[1]	03/01/31	7.375	2,833,761

	PACKAGING & CONTAINERS (0.5%)
2,465,000	Amcor Finance USA, Inc.	05/26/33	5.625	2,461,553
1,465,000	AptarGroup, Inc.	03/15/32	3.600	1,245,215
				3,706,768
	PHARMACEUTICALS (0.5%)
730,000	Bausch Health Cos., Inc.[1]	06/01/28	4.875	442,599
2,945,000	Pfizer Investment Enterprises Pte, Ltd.	05/19/30	4.650	2,915,120
				3,357,719
	PIPELINES (1.5%)
4,045,000	Energy Transfer LP (3-Month USD-LIBOR + 4.028%)[3,5]		9.349	3,660,744
1,725,000	EnLink Midstream LLC[1]	09/01/30	6.500	1,736,266
2,430,000	Harvest Midstream I LP1	09/01/28	7.500	2,388,171
1,150,000	Northriver Midstream Finance LP1	02/15/26	5.625	1,099,055
2,275,000	Western Midstream Operating LP	04/01/33	6.150	2,307,373
				11,191,609
	PRIVATE EQUITY (0.2%)
2,095,000	Apollo Management Holdings LP (5-Year CMT Index + 3.266%)[1,3]	01/14/50	4.950	1,759,800

	REAL ESTATE INVESTMENT TRUSTS (6.0%)
3,340,000	American Tower Trust #1[1]	03/15/28	5.490	3,343,134
4,140,000	Arbor Realty SR, Inc.[1]	10/15/27	8.500	4,004,152
3,765,000	Blackstone Mortgage Trust, Inc.[1]	01/15/27	3.750	3,237,252
5,075,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT
	Cayman/TRS / EF Cayman Non-MTM[1]	04/01/27	5.875	4,702,367
3,440,000	Extra Space Storage LP	07/01/30	5.500	3,435,801

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	REAL ESTATE INVESTMENT TRUSTS (continued)
$2,955,000	Federal Realty OP LP	05/01/28	5.375%	$2,916,627
2,065,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	1,865,155
2,300,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	09/15/30	3.750	1,839,982
5,635,000	Realty Income Corp.	07/15/33	4.900	5,445,379
2,750,000	Rexford Industrial Realty LP	06/15/28	5.000	2,686,994
2,000,000	SBA Tower Trust[1]	01/15/28	6.599	2,028,707
1,380,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	02/12/25	3.500	1,327,633
1,945,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	1,852,552
1,345,000	Scentre Group Trust 2 (5-Year CMT Index + 4.685%)[1,3]	09/24/80	5.125	1,133,506
3,495,000	Simon Property Group LP	03/08/33	5.500	3,491,585
2,065,000	Starwood Property Trust, Inc.[1]	01/15/27	4.375	1,832,687
				45,143,513
	RETAIL (0.8%)
3,450,000	Nordstrom, Inc.	04/01/30	4.375	2,910,110
3,390,000	Target Corp.	09/15/32	4.500	3,302,148
				6,212,258
	SEMICONDUCTORS (0.7%)
2,100,000	ams-OSRAM AG1	07/31/25	7.000	1,842,750
3,300,000	Intel Corp.	02/10/53	5.700	3,364,536
				5,207,286
	TELECOMMUNICATIONS (0.1%)
875,000	Connect Finco S.a r.l. / Connect US Finco LLC[1]	10/01/26	6.750	838,879

	TRUCKING & LEASING (0.8%)
1,925,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	02/01/28	5.700	1,905,692
2,380,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	05/01/28	5.550	2,343,157
2,050,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	08/01/28	6.050	2,056,022
				6,304,871
	Total Corporate Bonds (Cost $398,630,195)			373,967,163

	LOAN PARTICIPATIONS AND ASSIGNMENTS (13.2%)
4,854,500	AAdvantage Loyality IP, Ltd. (3-Month CME Term SOFR + 4.750%)[3]	04/20/28	10.338	5,022,369
3,299,832	AHP Health Partners, Inc. (1-Month CME Term SOFR + 3.500%)[3]	08/24/28	8.933	3,295,707
4,514,400	Air Canada (3-Month USD-LIBOR + 3.500%)[3]	08/11/28	8.839	4,508,757
2,261,742	AL NGPL Holdings LLC (3-Month CME Term SOFR + 3.750%)[3]	04/13/28	9.293	2,258,349
3,003,598	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[3]	02/10/27	10.892	2,592,946
2,290,761	Allspring Buyer LLC (3-Month CME Term SOFR + 3.250%)[3]	11/01/28	8.753	2,279,307
947,838	Allspring Buyer LLC (3-Month CME Term SOFR + 4.000%)[3]	11/01/28	9.242	943,335

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$297,826	Athenahealth Group, Inc. (3-Month USD-LIBOR + 3.500%)[3]	02/15/29	3.500%	$288,632
2,418,246	Athenahealth Group, Inc. (1-Month CME Term SOFR + 3.500%)[3]	02/15/29	8.805	2,343,595
1,180,745	Avolon TLB Borrower 1 (US) LLC Term B6 (1-Month CME Term SOFR + 2.500%)[3]	06/22/28	7.755	1,180,249
1,918,800	Axalta Coating Systems Dutch Holding B BV Term B4 (3- Month CME Term SOFR + 3.000%)[3]	12/20/29	8.242	1,923,290
2,261,000	Bausch Health Companies, Inc. (1-Month CME Term SOFR + 5.250%)[3]	02/01/27	10.605	1,840,137
2,774,518	BCP Renaissance Parent LLC Term B3 (3-Month CME Term SOFR + 3.500%)[3]	11/02/26	8.742	2,766,583
1,369,278	Buckeye Partners LP Term B1 (1-Month CME Term SOFR + 2.250%)[3]	11/01/26	7.669	1,365,362
3,611,850	Central Parent, Inc. (3-Month CME Term SOFR + 4.250%)[3]	07/06/29	9.492	3,611,706
3,821,136	Connect Finco S.a.r.l. (1-Month CME Term SOFR + 3.500%)[3]	12/11/26	8.819	3,807,418
2,500,000	Delos Finance S.a.r.l. (3-Month USD-LIBOR + 1.750%)[3]	10/06/23	7.288	2,497,775
2,260,442	Eastern Power LLC (1-Month CME Term SOFR + 3.750%)[3]	10/02/25	9.183	2,164,056
2,312,454	Elanco Animal Health, Inc. (1-Month CME Term SOFR + 1.750%)[3]	08/01/27	6.963	2,275,547
1,901,138	Geon Performance Solutions LLC (Fka. Echo US Holdings LLC) (3-Month USD-LIBOR + 4.500%)[3]	08/18/28	10.038	1,885,301
2,396,278	GIP II Blue Holding, LP (1-Month USD-LIBOR + 4.500%)[3]	09/29/28	10.127	2,400,399
1,551,548	Global Medical Responce, Inc. (3-Month CME Term SOFR + 4.250%)[3]	03/14/25	9.881	944,505
4,855,160	ILPEA Parent, Inc. (1-Month CME Term SOFR + 4.500%)[3]	06/22/28	9.933	4,776,264
1,695,000	INEOS Enterprises Holdings US Finco LLC Term B (3-Month CME Term SOFR + 3.750%)[3]	07/08/30	9.127	1,668,524
1,652,665	Iridium Satellite LLC Term B2 (1-Month CME Term SOFR + 2.500%)[3]	11/04/26	7.919	1,650,830
2,534,858	Jazz Pharmaceuticals Plc. (1-Month CME Term SOFR + 3.500%)[3]	05/05/28	8.933	2,531,690
2,257,200	LendingTree, Inc. Term B (1-Month CME Term SOFR + 3.750%)[3]	09/15/28	9.183	1,854,674
2,747,250	Lumen Technologies, Inc. Term A (1-Month CME Term SOFR + 2.000%)[3]	01/31/25	7.433	2,429,036
3,011,875	Medline Borrower, LP (1-Month CME Term SOFR + 3.250%)[3]	10/23/28	8.683	2,979,015
3,031,625	MIP V Waste LLC (1-Month CME Term SOFR + 3.250%)[3]	12/08/28	8.683	2,970,993
3,021,188	MPH Acquisition Holdings LLC (3-Month USD-LIBOR + 4.250%)[3]	09/01/28	9.726	2,836,986

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$2,653,024	NorthRiver Midstream Finance LP Term B (3-Month CME Term SOFR + 3.250%)[3]	10/01/25	8.758%	$2,647,347
5,532,100	OCM System One Buyer CTB LLC (6-Month CME Term SOFR + 4.000%)[3]	03/02/28	9.115	5,473,349
2,360,288	Organon & Co. (1-Month CME Term SOFR + 3.000%)[3]	06/02/28	8.257	2,350,256
3,064,600	Propulsion (BC) Newco LLC (3-Month CME Term SOFR + 3.750%)[3]	09/14/29	8.992	3,062,302
1,793,500	SkyMiles IP, Ltd. (3-Month CME Term SOFR + 3.750%)[3]	10/20/27	9.076	1,863,195
1,800,950	Starwood Property Mortgage LLC (1-Month CME Term SOFR + 3.250%)[3]	11/18/27	8.569	1,790,829
2,948,659	United AirLines, Inc. Term B (3-Month USD-LIBOR + 3.750%)[3]	04/21/28	9.292	2,949,337
1,122,942	Verscend Holding Corp. Team B1 (1-Month CME Term SOFR + 4.000%)[3]	08/27/25	9.433	1,121,067
1,783,867	Vistra Operations Company LLC (fka Tex Operations Co. LLC) (1-Month CME Term SOFR + 1.750%)[3]	12/31/25	7.183	1,781,262
	Total Loan Participations and Assignments (Cost $101,298,612)			98,932,281

	MUNICIPAL BONDS (0.7%)
1,645,000	Indiana Finance Authority, Revenue Bonds	03/01/51	3.313	1,085,153
5,605,000	Port Authority of New York & New Jersey, Revenue Bonds	10/01/33	2.000	4,491,176
	Total Municipal Bonds (Cost $7,327,505)			5,576,329

	PREFERRED STOCKS (2.5%)
99,600	Crescent Capital BDC, Inc.	05/25/26	5.000	2,319,684
178,600	Eagle Point Credit Co., Inc.	01/31/29	5.375	3,925,628
66,200	Ellington Financial, Inc. (5-Year CMT Index + 5.130%)[3,5]		8.625	1,502,740
132,600	Gladstone Investment Corp.	11/01/28	4.875	3,081,624
93,600	Horizon Technology Finance Corp.	03/30/26	4.875	2,199,600
130,800	Oxford Lane Capital Corp.	01/31/27	5.000	2,956,080
114,000	Trinity Capital, Inc.	01/16/25	7.000	2,847,720
	Total Preferred Stocks (Cost $20,425,836)			18,833,076

	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.2%)
399,829	Cascade Funding Mortgage Trust 2018-RM2[1,3,4]	10/25/68	4.000	386,700
445,953	Cascade Funding Mortgage Trust 2019-RM3[1,3,4]	06/25/69	2.800	430,603
330,886	RMF Proprietary Issuance Trust 2019-1[1,3,4]	10/25/63	2.750	266,121
	Total Residential Mortgage Backed Securities (Cost $1,172,791)			1,083,424

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BONDS AND NOTES (6.7%)
$3,900,000	U.S. Treasury Bond[6]	08/15/41	1.750%	$2,688,410
14,675,000	U.S. Treasury Bond	02/15/43	3.875	14,019,211
25,725,000	U.S. Treasury Bond	02/15/53	3.625	23,992,582
1,200,000	U.S. Treasury Note[6]	10/31/23	1.625	1,189,266
300,000	U.S. Treasury Note[6]	08/15/26	1.500	274,652
500,000	U.S. Treasury Note[6]	08/31/28	1.125	430,645
400,000	U.S. Treasury Note[6]	05/15/30	0.625	319,172
8,000,000	U.S. Treasury Note	05/15/33	3.375	7,631,250
	Total U.S. Treasury Bonds and Notes (Cost $51,264,239)			50,545,188

	U.S. GOVERNMENT AGENCY OBLIGATIONS (1.0%)
7,750,000	Federal Home Loan Bank Discount Notes[7]	08/01/23	0.000	7,750,000
	Total U.S. Government Agency Obligations (Cost $7,750,000)			7,750,000

	U.S. TREASURY BILLS (0.1%)
900,000	U.S. Treasury Bill[6,7]	10/12/23	0.000	890,509
	Total U.S. Treasury Bills
	(Cost $890,801)			890,509

TOTAL INVESTMENTS (Cost $785,676,969)[8]			99.1%	$745,359,665
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.9%	6,724,338
NET ASSETS			100.0%	$752,084,003

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2023 was $335,345,433 or 44.6% of net assets.
[2]	Security that used significant unobservable inputs to determine fair value.
[3]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2023 coupon or interest rate.
[4]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[7]	Security issued with zero coupon. Income is recognized through accretion of discount.
[8]	The aggregate cost of investments and derivatives for federal income tax purposes is $785,676,969, the aggregate gross unrealized appreciation is $3,039,263 and the aggregate gross unrealized depreciation is $47,513,498, resulting in net unrealized depreciation of $44,474,235.

Abbreviations:

CME	–	Chicago Mercantile Exchange.
CMT	–	Constant Maturity Treasury.
LIBOR	–	London Interbank Offered Rate.
SOFR	–	Secured Overnight Financing Rate.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at July 31, 2023:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. Long Bond	229	September 2023	$29,141,208	$28,496,187	$(645,021)
U.S. Treasury 10-Year Notes	595	September 2023	67,950,741	66,286,719	(1,664,022)
U.S. Ultra 10-Year Notes	545	September 2023	65,229,687	63,756,484	(1,473,203)
U.S. Ultra Bond	269	September 2023	36,454,904	35,566,844	(888,060)
					$(4,670,306)
Contracts to Sell:
U.S. Treasury 5-Year Notes	222	September 2023	$24,227,484	$23,714,109	$513,375
Net Unrealized (Loss) on Open Futures Contracts					$(4,156,931)

FAIR VALUE MEASUREMENTS

BBH Income Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2023.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2023
Asset Backed Securities	$–	$131,812,773	$6,265,802	$138,078,575
Commercial Mortgage Backed Securities	–	47,586,633	2,116,487	49,703,120
Corporate Bonds	–	365,463,429	8,503,734	373,967,163
Loan Participations and Assignments	–	98,932,281	–	98,932,281
Municipal Bonds	–	5,576,329	–	5,576,329
Preferred Stocks	18,833,076	–	–	18,833,076
Residential Mortgage Backed Securities	–	1,083,424	–	1,083,424
U.S. Treasury Bonds and Notes	–	50,545,188	–	50,545,188
U.S. Government Agency Obligations	–	7,750,000	–	7,750,000
U.S. Treasury Bills	–	890,509	–	890,509
Total Investment, at value	$18,833,076	$709,640,566	$16,886,023	$745,359,665
Other Financial Instruments, at value
Financial Futures Contracts	$(4,156,931)	$–	$–	$(4,156,931)
Other Financial Instruments, at value	$(4,156,931)	$–	$–	$(4,156,931)

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2023:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2022	$6,860,896	$6,703,260	$11,623,862	$25,188,018
Purchases	—	—	395,513	395,513
Sales/Paydowns	(691,850)	(4,530,726)	—	(5,222,576)
Realized gains/(losses)	—	—	—	—
Change in unrealized appreciation/(depreciation)	96,756	(56,358)	667,587	707,985
Amortization	—	311	28,781	29,092
Transfers from Level 3	—	—	(4,212,009)	(4,212,009)
Transfers to Level 3	—	—	—	—
Balance as of July 31, 2023	$6,265,802	$2,116,487	$8,503,734	$16,886,023

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.